OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

NOTE 9 - OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2019
Accrued payroll and related taxes	$140	$173
Provision for vacation	50	37
Accrued expenses	2,126	590
	$2,316	$800

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)